Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of Lease Term

Description of lease	Lease term
Office in Wanchai, Hong Kong	3 years from January 31, 2019 to January 30, 2022
Office at Wanchai, Hong Kong	2 years from January 31, 2022 to January 30, 2024
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026

Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet

	2023	2024	2024
	HK$	HK$	US$
Right-of-use assets	2,957,515	1,563,916	201,336

Operating lease liabilities - current	1,392,826	1,440,666	185,469
Operating lease liabilities - non-current	1,570,307	123,249	15,867

Weighted average remaining lease term (in years)	2.08	1.08
Weighted average discount rate (%)	4.84	4.88

Schedule of Lease Cost

(b) A summary of lease cost recognized in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) and supplemental cash flow information related to operating leases is as follows:

	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	1,601,824	1,597,585	1,404,578	180,823
Interest of lease liabilities	93,435	35,521	89,805	11,561
Cash paid for operating leases	1,663,674	1,659,126	1,500,000	193,107
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	3,194,319	2,824,383	2,835,821	365,079

Schedule of Remaining Contractual Maturities of Operating Lease Liabilities

(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of December 31, 2024:

	HK$	US$
2025	1,485,000	191,176
2026	123,750	15,931
Total future lease payments	1,608,750	207,107
Less: imputed interest	(44,834)	(5,771)
Present value of operating lease liabilities	1,563,916	201,336